Schedule of Investments – April 30, 2026 (unaudited)

Nebraska Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (87.1%)^

Education (7.2%)
NEBRASKA STATE COLLEGES 5.000% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	$1,029,970
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2031	1,000,000	1,026,620
		2,056,590
General Obligation (51.7%)
CITY OF AURORA NE 5.000% 12/15/2028 CALLABLE @ 100.000 06/15/2026	800,000	801,192
CITY OF BELLEVUE NE 4.000% 09/15/2049 CALLABLE @ 100.000 09/15/2029	1,000,000	879,640
COUNTY OF BUTLER NE 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2028	600,000	613,008
BROKEN BOW PUBLIC SCHOOLS 4.000% 12/15/2044 CALLABLE @ 100.000 03/18/2029	500,000	477,955
CITY OF DAVID CITY NE 4.350% 06/15/2026	500,000	499,980
FREMONT SCHOOL DISTRICT 5.000% 12/15/2043 CALLABLE @ 100.000 12/15/2033	675,000	724,862
FREMONT SCHOOL DISTRICT 5.250% 12/15/2044 CALLABLE @ 100.000 12/15/2033	210,000	228,570
FREMONT SCHOOL DISTRICT 5.250% 12/15/2045 CALLABLE @ 100.000 12/15/2033	300,000	323,373
FREMONT SCHOOL DISTRICT 5.250% 12/15/2046 CALLABLE @ 100.000 12/15/2033	395,000	421,935
FREMONT SCHOOL DISTRICT 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2033	740,000	767,062
DOUGLAS COUNTY SANITARY & IMPROVEMENT DISTRICT NO 404 5.000% 11/15/2046 CALLABLE @ 100.000 05/15/2031	375,000	371,644
WESTSIDE COMMUNITY SCHOOLS 4.375% 12/01/2043 CALLABLE @ 100.000 12/01/2031	350,000	359,569
FILLMORE COUNTY SCHOOL DISTRICT NO 25 5.000% 06/15/2038 CALLABLE @ 100.000 06/15/2030	555,000	589,271
COUNTY OF HALL NE 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	800,000	763,744
CITY OF HARTINGTON NE 4.500% 12/15/2040 CALLABLE @ 100.000 06/15/2029	200,000	199,434
CITY OF HENDERSON NE 4.600% 12/15/2034 CALLABLE @ 100.000 12/15/2026	210,000	210,193
CITY OF HENDERSON NE 4.850% 12/15/2036 CALLABLE @ 100.000 12/15/2026	460,000	460,465
CITY OF HENDERSON NE 5.100% 12/15/2038 CALLABLE @ 100.000 12/15/2026	500,000	500,665
NANCE COUNTY SCHOOL DISTRICT NO 30 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	500,000	477,340
NANCE COUNTY SCHOOL DISTRICT NO 30 4.125% 12/15/2049 CALLABLE @ 100.000 06/15/2029	500,000	455,060
CITY OF NEBRASKA CITY NE 4.150% 07/15/2033 CALLABLE @ 100.000 07/15/2028	100,000	100,379
CITY OF NEBRASKA CITY NE 5.000% 07/15/2038 CALLABLE @ 100.000 07/15/2028	540,000	549,893
CITY OF NEBRASKA CITY NE 4.000% 01/15/2036 CALLABLE @ 100.000 02/22/2029	265,000	261,611
CITY OF NEBRASKA CITY NE 4.350% 01/15/2039 CALLABLE @ 100.000 02/22/2029	205,000	205,837
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.500% 12/15/2043 CALLABLE @ 100.000 11/01/2028	1,000,000	1,018,260
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.750% 12/15/2047 CALLABLE @ 100.000 11/01/2028	1,000,000	1,008,790
PAPILLION LA VISTA SCHOOL DISTRICT NO 27 5.000% 12/01/2042 CALLABLE @ 100.000 12/01/2035	500,000	553,980
CITY OF WAHOO NE 4.750% 12/15/2033 CALLABLE @ 100.000 08/15/2026	320,000	321,414
YORK COUNTY SCHOOL DISTRICT NO 96 4.000% 12/15/2044 CALLABLE @ 100.000 08/07/2029	625,000	602,081
		14,747,207
Housing (11.3%)
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.500% 09/01/2044 CALLABLE @ 100.000 09/01/2033	1,000,000	997,020
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.700% 09/01/2049 CALLABLE @ 100.000 09/01/2033	2,000,000	1,990,420
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.550% 09/01/2044 CALLABLE @ 100.000 09/01/2033	250,000	252,103
		3,239,543

Other Revenue (4.0%)
CITY OF NORTH PLATTE NE 5.000% 12/15/2035 CALLABLE @ 100.000 06/15/2030	200,000	211,688
CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT SPECIAL TAX REVENUE 4.000% 04/15/2049 CALLABLE @ 100.000 04/15/2034	1,000,000	923,640
		1,135,328

Utilities (12.9%)
CUSTER PUBLIC POWER DISTRICT 4.125% 06/01/2039 CALLABLE @ 100.000 06/01/2029	1,000,000	1,007,340
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.400% 12/15/2029 CALLABLE @ 100.000 09/15/2026	135,000	135,610
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.550% 12/15/2034 CALLABLE @ 100.000 09/15/2026	530,000	532,602
NEBRASKA PUBLIC POWER DISTRICT 5.000% 01/01/2036 CALLABLE @ 100.000 01/01/2027	2,000,000	2,001,680
		3,677,232

TOTAL MUNICIPAL BONDS (COST: $24,841,523)		$24,855,900
OTHER ASSETS LESS LIABILITIES (12.9%)		$3,687,223
NET ASSETS (100.0%)		$28,543,123

^All portfolio securities are issued securities from the state of Nebraska.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Nebraska Municipal Fund
Investments at cost	$24,841,523
Unrealized appreciation	$311,585
Unrealized depreciation	(297,208)
Net unrealized appreciation/(depreciation)*	$14,377

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Nebraska Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$24,855,900	$-	$24,855,900
Total	$-	$24,855,900	$-	$24,855,900